Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Summary of inventories

in EUR k	Dec 31, 2021	Dec 31, 2020
Raw materials, consumables and supplies	3,831	11,167
Finished goods and merchandise	38	238
Inventories	3,869	11,405